LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE
LOSS PER SHARE

NOTE 20 – LOSS PER SHARE

a.    Basic loss per share

The computation of basic loss per share was based on the net loss attributable to ordinary shares divided by the weighted average number of ordinary shares outstanding.

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Net loss attributed to the ordinary shares	$(5,268)	$(1,729)	$(5,301)

Weighted average number of ordinary shares

	Year Ended December 31,
	2019	2018	2017
	Number of shares in thousands
Balance at the beginning of the year	287,616	264,495	262,917
The effect of private placement	44,726	12,908	—
The effect of exercise of options into shares	306	262	1,192
Weighted average number of ordinary shares used in computation of basic loss per share	332,648	277,665	264,109

b.    Diluted loss per share

The computation of diluted loss per share was based on the net loss attributed to the ordinary shares divided by the weighted average number of ordinary shares outstanding, after adjustment for all potentially dilutive ordinary shares, as follows:

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Net loss used in computation of basic earnings per share	$(5,268)	$(1,729)	$(5,301)
Changes in the fair value of the Viola warrants and Warrants (Series 4) (and in the year ended December 31, 2018 also of the warrants embedded in the convertible notes), which are classified as a liability	(442)	(2,433)	(1,784)
Net loss attributed to the ordinary shares (diluted)	$(5,710)	$(4,162)	$(7,085)

Weighted average number of ordinary shares (diluted)

	Year Ended December 31,
	2019	2018	2017
	Number of shares in thousands
Weighted average number of ordinary shares used in computation of basic loss per share	332,648	277,665	264,109
Effect of the exercise of the Viola warrants and Warrants (Series 4) (and in the year ended December 31, 2018 also of the conversion of the convertible notes)	13,547	43,246	39,877
Weighted average number of ordinary shares used in computation of diluted loss per share	346,195	320,911	303,986

In the calculation of the weighted average number of ordinary shares (diluted) for the year ended December 31, 2019, 42,365,681 shares in respect of options and 4,328,395 shares in respect of RSUs granted to employees, directors and consultants were not included, due to their anti-dilutive effect.

In the calculation of the weighted average number of ordinary shares (diluted) for the year ended December 31, 2018, 32,412,199 shares in respect of options and 3,441,420 shares in respect of RSUs granted to employees, directors and consultants were not included, due to their anti-dilutive effect.

In the calculation of the weighted average number of ordinary shares (diluted) for the year ended December 31, 2017,  23,588,582 shares in respect of convertible notes, 32,719,056 shares in respect of options and 3,242,632 shares in respect of RSUs granted to employees, directors and consultants were not included, due to their anti-dilutive effect.